Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Summary of prepayments and other current assets

The following is a summary of prepayments and other current assets (in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
Prepaid rental and deposits	7,414	7,325
Prepayments to suppliers and other business related expenses	14,587	14,387
Receivables related to exercise of employee options	3,390	—
Costs to fulfill contracts with customers	1,568	5,612
Others	5,298	6,784
Total	32,257	34,108